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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendment Number: ____________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kidron Capital LLC
Address: 601 Carlson Parkway
         Suite 730
         Minnetonka, MN 55305

Form 13F File Number: 028-11591

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Charles M. Webster
Title:   Managing Member
Phone:   (952) 404-2309

Signature, Place, and Date of Signing:

/s/ Charles M. Webster         Minnetonka, Minnesota          November 10, 2006
-----------------------------  -----------------------------  -----------------
[Signature]                    [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 14

Form 13F Information Table Value Total: $273,784
                                        -----------
                                        (thousands)

List of Other Included Managers:

None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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
                                                                                           Voting Authority
                                                 Value                                    -------------------
                                        CUSIP   (X$1000) SH/PRN AMT Inv. Disc. Other Mgrs  Sole   Shared None
                                      --------- -------- ---------- ---------- ---------- ------- ------ ----
Aon Corp.                     Common  037389103  41890   1,236,800     Sole               1236800
Aptar Group Inc.              Common  038336103  16149     317,400     Sole                317400
Bright Horizons Family Soluti Common  109195107  21896     524,700     Sole                524700
CH Robinson Worldwide Inc.    Com New 12541W209  12518     280,800     Sole                280800
CheckFree Corp. New           Common  162813109   2099      50,800     Sole                 50800
Dell Inc                      Common  24702R101  38942   1,705,000     Sole               1705000
Encore Cap Group Inc.         Common  292554102  13098   1,009,100     Sole               1009100
Euronet Worldwide Inc.        Common  298736109  17607     717,200     Sole                717200
FirstService Corp             Common  33761N109  17893     751,168     Sole                751168
International Speedway Corp.  Cl A    460335201   6095     122,300     Sole                122300
Paychex Inc.                  Common  704326107  22512     610,900     Sole                610900
School Specialty Inc.         Common  807863105  28447     806,100     Sole                806100
UAP Holding Corp.             Common  903441103  28519   1,334,541     Sole               1334541
Valspar Corp                  Common  920355104   6118     230,000     Sole                230000